Statement of Cash Flows (CAD)	12 Months Ended			199 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss )	(189,503)	263,194	(1,092,043)	(16,988,909)
Adjustments to reconcile net loss to net cash from operating activities:
Stock based compensation	63,708	0	228,510	3,017,076
Shares issued for mineral property acquisition	15,000	62,260	62,260	9,169,881
Obligation to issue for mineral property acquisition	0	(62,260)	62,260	0
Shares issued for debt	0	0	0	23,306
Deferred tax recovery	0	0	0	(67,162)
Fair value adjustment of derivative liabilities	(62,655)	(634,555)	364,360	(332,850)
Depreciation	284	382	515	6,961
Changes in non-cash operating working capital items:
Prepaid expenses	5,500	(5,207)	(293)	(1,084)
Other receivable	11,078	(2,454)	3,342	(665)
Accounts payable	41,983	18,944	(5,140)	195,195
NET CASH FLOWS USED IN OPERATING ACTIVITIES	(114,605)	(359,696)	(376,229)	(4,978,251)
CASH FLOWS USED IN INVESTING ACTIVITIES
legal settlement	0	0	(95,753)	(95,753)
Equipment	0	0	0	(7,845)
NET CASH FLOWS USED IN INVESTING ACTIVITIES	0	0	(95,753)	(103,598)
CASH FLOWS FROM FINANCING ACTIVITIES
Loan payable	56,054	(851)	26,862	82,065
Due to related parties	56,612	(18,907)	(337,686)	431,769
Net proceeds on sale of common stock	0	406,834	757,749	4,569,293
Obligation to issue shares	0	(26,375)	26,375	0
NET CASH FLOWS FROM FINANCING ACTIVITIES	112,666	360,701	473,300	5,083,127
INCREASE (DECREASE) IN CASH	(1,939)	1,005	1,318	1,278
CASH, BEGINNING OF YEAR	3,217	2,212	894	0
CASH, END OF YEAR	1,278	3,217	2,212	1,278